THE HENSSLER FUNDS, INC.
                        1281 Kennestone Circle, Suite 100
                               Marietta, GA 30066
                                 (678) 797-3710

                                September 1, 2003

Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

          Re:  The Henssler Equity Fund (the "Fund")
               File Numbers: 333-46479 and 811-08659

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 6 to the Fund's registration statement on Form N-1A and (ii) the text of Post-Effective Amendment No. 6 has been filed electronically.

Very truly yours,

/s/ Scott L. Keller
-------------------
Scott L. Keller, CFA
Vice President